ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)			12 Months Ended
	Oct. 01, 2025 USD ($) shares	Jun. 30, 2024 USD ($) t shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2022 Integer	Nov. 30, 2025 USD ($) $ / shares shares	Jul. 28, 2025 $ / shares	Mar. 20, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) $ / shares shares	May 16, 2023 $ / shares	May 15, 2023 $ / shares
Insider card liabilities			$ 300,000
Issuance of shares | shares			432,099
Cash settlement			$ 4,698,000					$ 2,161,000
Number of shares issued | shares			9,510,784					1,843,852
Common stock, par value | $ / shares			$ 0.0001					$ 0.0001
M2i Global Inc [Member]
Cash settlement					$ 411,267				$ 80,281
Number of shares issued | shares					712,645,059				581,704,525
Common stock, par value | $ / shares					$ 0.001	$ 0.0001			$ 0.001	$ 0.001	$ 0.001
Aircraft Management Services Agreement [Member]
Cash settlements	$ 100,000,000
Aircraft Management Services Agreement [Member] | Common Class A [Member]
Issuance of shares | shares	20,576
Komodo Capital [Member] | M2i Global Inc [Member]
Number of shares issued | shares		8,000,000
NTM Minerals Limited [Member] | M2i Global Inc [Member]
Mineral offtake rights | t		88,000
Value of assets purchased		$ 850,000,000
Common stock issued for purchase of assets | shares		12,000,000
Fly Exclusive [Member]
Cash settlement	$ 2,000,000
Payment for shares	$ 2,000,000
Fly Exclusive [Member] | Common Class A [Member]
Issuance of shares | shares	411,523
Volato Group Inc [Member] | M2i Global Inc [Member]
Merger agreement ownership percentage						85.00%
Discontinued Operations, Disposed of by Sale [Member] | GC Aviation Inc [Member]
Selling price							$ 2,000,000.0
Discontinued operation							$ 1,800,000
Gulfstream G280 [Member]
Purchase obligation, number of aircrafts | aircraft | Integer				4